Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Marketable securities, fair value	$ 5,381	$ 5,486
Assets, fair value	5,381	5,486
Liabilities
Derivatives, fair value	1,496	2,013
Liabilities, fair value	1,496	2,013
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Marketable securities, fair value	5,381	5,486
Assets, fair value	5,381	5,486
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Derivatives, fair value		2,013
Liabilities, fair value		$ 2,013
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Derivatives, fair value	1,496
Liabilities, fair value	$ 1,496